Expendable parts and supplies (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure of Expendable Parts and Supplies

	2020	2019
Material for repair and maintenance	$69,737	$66,418
Other inventories	4,920	3,686

	74,657	70,104
Allowance for obsolescence	(338)	(1,004)

	$74,319	$69,100